Subsequent Events	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
Subsequent Events

24. SUBSEQUENT EVENTS

On January 2, 2013, the Company granted 5,062,000 options to employees and 250,000 options to a significant business partner under the 2011 Share Plan. The fair value of share-based compensation to be recognized for these options is measured on the grant date.

On January 2, 2013, the Company granted 2,650,000 restricted shares with a total value of US$3,196 and 725,000 options to non-employees consultant as the payment of consulting fee. The fair value of share-based compensation to be recognized for these awards is measured on each period end.

On January 2, 2013, the Company also granted 425,000 restricted shares with a total value of US$513 to employees and directors. The value of these restricted shares is calculated based on their grant date fair value.

On February 19, 2013, the Company granted 189,105 restricted shares with a total value of US$250 to an executive officer. The value of the restricted share is calculated based on their grant date fair value.

On January 5, 2013, the Company set up NQ (Beijing) Co., Ltd., (“NQ Tongzhou”), in China. NQ Tongzhou will engage in computer and mobile software design and development, and other technology consulting services.

On January 21, 2013 and January 23, 2013, the group established FL Mobile Inc. (“FL Cayman”) in the Cayman Islands and FL Mobile Hong Kong Limited (“FL HK”) in Hong Kong respectively (collectively, the “FL Corporations”). FL Corporations will further develop the mobile platform for real-time online group activities, mobile technology, automotive, health care, entertainment, online books and games

In January 31, 2013, Beijing Feiliu entered into an agreement to acquire 51% equity interest of Beijing Fanyue Information Technology Co., Ltd. (“Beijing Fanyue”) with a payment of RMB551 (US$89) in cash and 2,828,511 in shares of the Company. Beijing Fanyue is engaged in mobile internet advertisement integration and marketing solution. The purpose of the acquisition was to extend the subscription numbers of the Group’s services.

On April 9, 2013, Beijing WuYue Tianxia Investment Consulting Ltd withdrew from NQ Guotai as the general partner and transferred its 0.5% equity interest in NQ Guotai to Tianjin Qingyun. On the same time, Wangqin Guotai (Beijing) Capital Fund Management Ltd was appointed as the new general partner, which made a capital injection of RMB2,000 (US$319). As a result of these transactions, the Group owns 49.505% of equity interest in NQ Guotai.

The Company is still in the process of assessing the accounting treatment and financial impact of these transactions.